Document and Entity Information	0 Months Ended
Jun. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2012
Registrant Name	MUTUAL FUND SERIES TRUST
Central Index Key	0001355064
Amendment Flag	false
Document Creation Date	Oct. 29, 2012
Document Effective Date	Nov. 01, 2012
Prospectus Date	Nov. 01, 2012